Annual Total Returns- Victory RS Mid Cap Growth Fund (ClassA ClassC ClassR ClassR6 ClassY) [BarChart] - ClassA ClassC ClassR ClassR6 ClassY - Victory RS Mid Cap Growth Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.07%	14.85%	44.07%	6.96%	0.74%	5.08%	20.87%	(7.37%)	28.06%	34.47%